EQUITY INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2026
EQUITY INVESTMENTS
Schedule of equity investments

	June 30, 2026	June 30, 2025
Common shares
Public companies	$—	$54,020

Schedule of continuity of equity investments

		Accumulated mark-to-
		market gain included
	Fair value	in deficit
Balance, July 1, 2024	$56,539	$3,885,508
Change in fair value	(2,641)	(2,641)
Foreign exchange impact	122	—
Balance, June 30, 2025	$54,020	$3,882,867
Proceeds on disposal	(127,184)	(127,184)
Change in fair value	74,010	74,010
Foreign exchange impact	(846)	—
Balance, June 30, 2026	$—	$3,829,693